OSI ETF TRUST
60 State Street, Suite 700
Boston, MA 02109

FORESIDE FUND SERVICES, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101

December 27, 2016

Via EDGAR Transmission

Ms. Lauren A. Sprague
Mr. Trace W. Rakestraw
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	OSI ETF Trust
File Nos. 333-212418 and 811-23167
Transmittal Letter and Request for Acceleration

Dear Ms. Sprague and Mr. Rakestraw:
Attached herewith is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (the "Pre-Effective Amendment") for OSI ETF Trust (the "Registrant").  The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.
This Pre-Effective Amendment relates to five series of the Registrant (the "Funds"):  O'Shares FTSE Russell Small Cap Quality Dividend ETF, O'Shares FTSE Russell International Quality Dividend ETF, O'Shares FTSE Russell International Quality Dividend ETF (Currency Hedged), O'Shares FTSE Russell Emerging Markets Quality Dividend ETF, and O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged). The Pre-Effective Amendment is being filed for the purposes of (1) responding to comments received from the Staff of the SEC on Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, which was filed with the SEC on December 6, 2016, (2) reflecting certain other changes to the disclosure contained in the Registration Statement, (3) providing certain information that was not included in the Registration Statement, as amended by Pre-Effective Amendment No. 1, and (4) filing audited financial statements for the O'Shares FTSE Russell Small Cap Quality Dividend ETF.
On behalf of the Registrant and its principal underwriter, Foreside Fund Services, LLC, pursuant to the requirements of Rule 461 under the Securities Act of 1933, as amended, we respectfully request that the effectiveness of the above-mentioned Registration Statement, as amended by the Pre-Effective Amendment, be accelerated to Tuesday, December 27, 2016, or as soon as practicable thereafter.  It is our understanding that Mr. Rakestraw has previously discussed the possible acceleration of the Registration Statement, as amended by the Pre-Effective Amendment, with J. Stephen Feinour, Jr. of Stradley Ronon Stevens & Young, LLP.

U.S. Securities and Exchange Commission Division of Investment Management December 27, 2016 Page 2 of 2

Thank you for your prompt attention to the Pre-Effective Amendment and to the request for acceleration.  Please contact Michael D. Mabry at (215) 564-8011 if you have any questions or need further information.

/s/ Kevin Beadles	/s/ Mark Fairbanks
Kevin Beadles	Mark Fairbanks
President and Secretary	Vice President
OSI ETF Trust	Foreside Fund Services, LLC